Investment Portfolioas of January 31, 2026 (Unaudited)
DWS Global High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 90.2%
Communication Services 22.3%
Altice Financing SA, 144A, 9.625%, 7/15/2027		785,000	608,065
Altice France SA:
144A, 4.75%, 10/15/2030	EUR	762,196	871,847
144A, 6.5%, 10/15/2031		727,134	708,825
144A, 6.875%, 10/15/2030		987,043	970,375
144A, 9.5%, 11/1/2029		362,043	371,556
AMC Networks, Inc.:
144A, 10.25%, 1/15/2029		205,000	213,752
144A, 10.5%, 7/15/2032 (b)		500,000	539,095
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028		555,000	542,648
British Telecommunications PLC, REG S, 5.125%, 10/3/2054	EUR	400,000	494,825
CCO Holdings LLC:
144A, 4.25%, 2/1/2031		945,000	865,190
144A, 4.5%, 8/15/2030		770,000	723,677
144A, 4.75%, 3/1/2030		650,000	620,946
144A, 5.0%, 2/1/2028		1,600,000	1,591,191
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028		485,000	485,152
Cogent Communications Group LLC, 144A, 7.0%, 6/15/2027		1,235,000	1,227,581
Connect Holding II LLC, 144A, 10.5%, 4/3/2031		385,000	377,873
CSC Holdings LLC, 144A, 4.125%, 12/1/2030		2,610,000	1,582,714
DirecTV Financing LLC, 144A, 8.875%, 2/1/2030		1,469,000	1,487,754
Discovery Communications LLC, 4.125%, 5/15/2029		1,315,000	1,277,378
DISH DBS Corp., 144A, 5.75%, 12/1/2028		1,105,000	1,069,339
DISH Network Corp., 144A, 11.75%, 11/15/2027		2,315,000	2,395,928
EchoStar Corp.:
6.75%, 11/30/2030, PIK		1,130,466	1,150,518
10.75%, 11/30/2029		915,000	1,003,041
eDreams ODIGEO SA, REG S, 4.875%, 12/30/2030	EUR	450,000	474,746
Fibercop SpA, Series 2033, 144A, 6.375%, 11/15/2033		1,852,000	1,875,632
Flash Compute LLC, 144A, 7.25%, 12/31/2030		805,000	807,731
Getty Images, Inc., 144A, 10.5%, 11/15/2030		240,000	243,017
Gray Media, Inc.:
144A, 4.75%, 10/15/2030 (b)		500,000	385,900
144A, 7.25%, 8/15/2033		383,000	392,105
Iliad Holding SAS, 144A, 7.0%, 10/15/2028		2,265,000	2,291,000
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027 (b)		325,000	226,688
Level 3 Financing, Inc., 144A, 4.25%, 7/1/2028		1,140,000	1,097,250
Lumen Technologies, Inc., 144A, 4.5%, 1/15/2029 (b)		560,000	525,143
Match Group Holdings II LLC, 144A, 3.625%, 10/1/2031		645,000	584,088
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031		1,147,000	1,205,850
Neptune Bidco U.S., Inc.:
144A, 9.29%, 4/15/2029		1,010,000	1,037,074
144A, 9.5%, 2/15/2033		280,000	285,115
Pinewood Finco PLC, REG S, 3.625%, 11/15/2027	GBP	1,200,000	1,612,054
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (b)		525,000	484,525
Snap, Inc., 144A, 6.875%, 3/1/2033		485,000	497,685
Sunrise FinCo I BV, 144A, 4.875%, 7/15/2031		700,000	670,474

TEGNA, Inc., 4.625%, 3/15/2028		645,000	640,513
Telefonica Europe BV, REG S, 6.135%, Perpetual	EUR	300,000	381,842
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		1,600,000	1,594,763
Uniti Group LP, 144A, 6.5%, 2/15/2029		815,000	792,657
Univision Communications, Inc.:
144A, 8.0%, 8/15/2028		1,450,000	1,496,396
144A, 9.375%, 8/1/2032		249,000	268,087
Versant Media Group, Inc., 144A, 7.25%, 1/30/2031		973,000	997,120
Viasat, Inc., 144A, 6.5%, 7/15/2028		690,000	681,093
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		835,000	729,599
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,715,000	2,677,836
Vodafone Group PLC, 7.0%, 4/4/2079		3,440,000	3,627,415
VZ Secured Financing BV, 144A, 7.5%, 1/15/2033		392,000	393,201
Warnermedia Holdings, Inc.:
Series WI, 4.054%, 3/15/2029		550,000	533,525
5.05%, 3/15/2042		665,000	467,163
Windstream Services LLC, 144A, 8.25%, 10/1/2031		921,000	964,771
WULF Compute LLC, 144A, 7.75%, 10/15/2030		1,221,000	1,273,527
Zegona Finance PLC, 144A, 8.625%, 7/15/2029		503,000	530,279
Ziggo BV, 144A, 4.875%, 1/15/2030		1,555,000	1,468,020
			55,393,154
Consumer Discretionary 15.8%
1011778 BC ULC:
144A, 3.875%, 1/15/2028		855,000	842,245
144A, 4.0%, 10/15/2030		3,425,000	3,267,883
888 Acquisitions Ltd., 144A, 8.0%, 9/30/2031	EUR	550,000	561,991
Adler Pelzer Holding GmbH, REG S, 9.5%, 4/1/2027	EUR	325,000	367,756
Advance Auto Parts, Inc., 144A, 7.0%, 8/1/2030		1,025,000	1,042,379
American Axle & Manufacturing, Inc., 144A, 7.75%, 10/15/2033		735,000	756,115
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 144A, 9.5%, 7/1/2032		338,000	322,128
Belron U.K. Finance PLC, 144A, 5.75%, 10/15/2029		1,210,000	1,233,040
Birkenstock Financing SARL, 144A, 5.25%, 4/30/2029	EUR	578,000	689,293
Carnival Corp.:
144A, 5.75%, 8/1/2032		1,230,000	1,263,240
144A, 5.875%, 6/15/2031		3,330,000	3,442,132
Cirsa Finance International SARL, 144A, 4.875%, 10/15/2031	EUR	700,000	847,496
Crocs, Inc.:
144A, 4.125%, 8/15/2031		270,000	247,102
144A, 4.25%, 3/15/2029		660,000	636,802
Deuce Finco PLC, 144A, 7.0%, 11/20/2031	GBP	400,000	555,441
Forvia SE:
REG S, 2.75%, 2/15/2027	EUR	279,000	330,134
REG S, 5.5%, 6/15/2031	EUR	425,000	522,475
Global Auto Holdings Ltd.:
144A, 8.375%, 1/15/2029		1,040,000	1,033,729
144A, 8.75%, 1/15/2032		255,000	246,321
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030		1,074,000	1,121,188
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		650,000	625,667
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		1,305,000	1,291,536
Men's Wearhouse LLC, 144A, 9.0%, 2/1/2031		547,000	568,889
Michaels Companies, Inc., 144A, 7.875%, 5/1/2029		526,000	512,486
Mohegan Tribal Gaming Authority, 144A, 8.25%, 4/15/2030		705,000	735,068
Motel One GmbH, REG S, 7.75%, 4/2/2031	EUR	728,000	927,519
NCL Corp. Ltd.:
144A, 6.25%, 9/15/2033 (b)		1,216,000	1,222,718
144A, 6.75%, 2/1/2032		1,369,000	1,402,959
Nissan Motor Acceptance Co. LLC, 144A, 6.125%, 9/30/2030		293,000	292,187

Nissan Motor Co., Ltd.:
144A, 4.345%, 9/17/2027		800,000	791,289
144A, 4.81%, 9/17/2030		1,040,000	981,807
Odeon Finco PLC, 144A, 12.75%, 11/1/2027		480,000	492,500
Papa John's International, Inc., 144A, 3.875%, 9/15/2029		315,000	300,779
Pinnacle Bidco PLC, REG S, 8.25%, 10/11/2028	EUR	540,000	669,782
Punch Finance PLC:
144A, 7.875%, 12/30/2030	GBP	200,000	282,201
REG S, 7.875%, 12/30/2030	GBP	100,000	141,100
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	1,579,000	1,839,117
144A, 5.125%, Perpetual (b)		810,000	807,380
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		840,000	854,987
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		366,000	364,785
Staples, Inc.:
144A, 10.75%, 9/1/2029		1,003,000	985,580
144A, 12.75%, 1/15/2030		180,000	147,386
Takko Fashion GmbH, REG S, 10.25%, 4/15/2030	EUR	445,500	573,991
Voyager Parent LLC, 144A, 9.25%, 7/1/2032		1,010,000	1,072,943
Wolverine World Wide, Inc., 144A, 4.0%, 8/15/2029		490,000	457,224
ZF North America Capital, Inc.:
144A, 6.75%, 4/23/2030		225,000	225,593
144A, 6.875%, 4/14/2028		1,450,000	1,497,118
			39,393,481
Consumer Staples 1.6%
Albertsons Companies, Inc., 144A, 5.625%, 3/31/2032 (c)		433,000	432,561
C&S Group Enterprises LLC, 144A, 5.0%, 12/15/2028		475,000	445,850
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032 (b)		386,000	390,475
HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029 (b)		1,190,000	1,129,299
KeHE Distributors LLC, 144A, 9.0%, 2/15/2029		675,000	707,242
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031		960,000	950,608
			4,056,035
Energy 11.3%
Aethon United BR LP, 144A, 7.5%, 10/1/2029		1,731,000	1,821,524
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032		1,233,000	1,277,850
144A, 6.625%, 7/15/2033		2,180,000	2,257,375
Blue Racer Midstream LLC, 144A, 7.25%, 7/15/2032		795,000	842,867
Bristow Group, Inc., 144A, 6.75%, 2/1/2033		368,000	372,311
Caturus Energy LLC, 144A, 8.5%, 2/15/2030		480,000	500,462
Crescent Energy Finance LLC:
144A, 7.375%, 1/15/2033		782,000	756,802
144A, 7.625%, 4/1/2032		865,000	857,979
144A, 7.875%, 4/15/2032		500,000	497,467
Excelerate Energy LP, 144A, 8.0%, 5/15/2030		1,261,000	1,348,490
Genesis Energy LP:
8.0%, 5/15/2033		450,000	469,648
8.25%, 1/15/2029		1,155,000	1,204,060
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029		529,000	545,551
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028		300,000	304,123
Howard Midstream Energy Partners LLC, 144A, 7.375%, 7/15/2032		647,000	683,429
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029		452,000	451,706
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031		378,000	367,612
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030		945,000	989,970

SM Energy Co.:
144A, 7.0%, 8/1/2032 (b)		1,007,000	1,009,580
144A, 8.625%, 11/1/2030		270,000	285,559
144A, 8.75%, 7/1/2031		335,000	351,870
144A, 9.625%, 6/15/2033		874,000	955,882
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029		576,000	601,782
Sunoco LP:
4.5%, 4/30/2030		1,450,000	1,415,811
144A, 7.875%, Perpetual		503,000	518,105
Transocean International Ltd.:
144A, 7.875%, 10/15/2032		883,000	931,420
144A, 8.75%, 2/15/2030		637,500	664,552
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033		1,143,000	991,832
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030 (b)		265,000	266,642
144A, 9.0%, Perpetual		302,000	265,676
144A, 9.5%, 2/1/2029		210,000	223,623
144A, 9.875%, 2/1/2032 (b)		1,090,000	1,152,453
Venture Global Plaquemines LNG LLC:
144A, 6.5%, 6/15/2034		950,000	983,848
144A, 7.75%, 5/1/2035		1,777,000	1,981,538
			28,149,399
Financials 3.5%
Ardonagh Finco Ltd., 144A, 6.875%, 2/15/2031	EUR	762,000	928,022
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032		355,000	366,082
Burford Capital Global Finance LLC, 144A, 7.5%, 7/15/2033		272,000	262,599
CrossCountry Intermediate HoldCo LLC, 144A, 6.5%, 10/1/2030		620,000	629,294
EZCORP, Inc., 144A, 7.375%, 4/1/2032		1,744,000	1,857,836
Freedom Mortgage Holdings LLC:
144A, 7.875%, 4/1/2033		320,000	326,412
144A, 8.375%, 4/1/2032		308,000	322,193
144A, 9.25%, 2/1/2029		115,000	120,391
goeasy Ltd., 144A, 9.25%, 12/1/2028		680,000	699,098
Howden U.K. Refinance PLC, 144A, 7.25%, 2/15/2031		1,050,000	1,085,984
Icahn Enterprises LP, 9.75%, 1/15/2029		130,000	130,792
Starwood Property Trust, Inc.:
144A, (REIT), 6.0%, 4/15/2030		1,228,000	1,262,211
144A, (REIT), 6.5%, 10/15/2030		715,000	744,629
			8,735,543
Health Care 7.0%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032		1,833,000	1,881,129
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		1,025,000	984,063
Avantor Funding, Inc., 144A, 3.875%, 11/1/2029		645,000	619,354
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027 (b)		560,000	555,307
Bausch Health Companies, Inc.:
144A, 5.0%, 2/15/2029		315,000	240,188
144A, 11.0%, 9/30/2028 (b)		317,000	329,547
Bayer AG:
REG S, 5.375%, 3/25/2082	EUR	1,300,000	1,605,850
REG S, 5.5%, 9/13/2054	EUR	300,000	371,832
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		740,000	713,781
144A, 4.0%, 3/15/2031		840,000	796,109

Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,090,000	977,781
144A, 5.25%, 5/15/2030		775,000	730,758
144A, 6.875%, 4/15/2029 (b)		395,000	363,222
Embecta Corp., 144A, 5.0%, 2/15/2030 (b)		470,000	439,730
LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029		300,000	291,301
144A, 8.375%, 2/15/2032		858,000	932,294
Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		430,000	422,358
Phoenix PIB Dutch Finance BV, REG S, 4.875%, 7/10/2029	EUR	1,300,000	1,613,942
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029		965,000	1,004,806
TEAM Services Holding, Inc., 144A, 9.0%, 2/15/2033 (c)		80,000	80,000
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/2027	EUR	835,000	998,494
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031 (b)		1,260,000	1,445,402
			17,397,248
Industrials 6.4%
Aegis Lux 1a SARL, 144A, 5.625%, 10/29/2031	EUR	430,000	516,082
ATS Corp., 144A, 4.125%, 12/15/2028		1,505,000	1,468,357
Currenta Group Holdings SARL, REG S, 5.5%, 5/15/2030	EUR	500,000	607,678
Enviri Corp., 144A, 5.75%, 7/31/2027		840,000	840,976
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033		500,000	527,400
144A, 8.625%, 5/15/2032		585,000	625,381
FTAI Aviation Investors LLC, 144A, 7.0%, 5/1/2031		520,000	547,127
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		1,270,000	1,249,923
144A, 6.75%, 1/15/2031		1,280,000	1,339,048
Hillenbrand, Inc., 3.75%, 3/1/2031		1,545,000	1,555,857
JetBlue Airways Corp., 144A, 9.875%, 9/20/2031		335,000	336,463
Luna 1.5 SARL, REG S, 10.5%, 7/1/2032	EUR	400,000	495,059
Seche Environnement SACA, REG S, 4.5%, 3/25/2030	EUR	400,000	483,419
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,291,524
Stena International SA, 144A, 7.25%, 1/15/2031		1,205,000	1,238,044
Synergy Infrastructure Holdings LLC, 144A, 7.875%, 12/1/2030		621,000	647,788
TransDigm, Inc., 144A, 6.375%, 5/31/2033		1,395,000	1,420,127
Velocity Vehicle Group LLC, 144A, 8.0%, 6/1/2029		458,000	448,273
Wabash National Corp., 144A, 4.5%, 10/15/2028		305,000	283,845
			15,922,371
Information Technology 3.4%
ams-OSRAM AG, REG S, 10.5%, 3/30/2029	EUR	770,000	967,715
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030		655,000	635,248
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		610,000	620,421
144A, 9.0%, 9/30/2029		1,850,000	1,868,077
CoreWeave, Inc., 144A, 9.25%, 6/1/2030		542,000	533,544
Insight Enterprises, Inc., 144A, 6.625%, 5/15/2032		785,000	803,601
McAfee Corp., 144A, 7.375%, 2/15/2030 (b)		520,000	413,712
Open Text Corp., 144A, 3.875%, 2/15/2028		1,145,000	1,108,373
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		895,000	777,330
Rocket Software, Inc., 144A, 6.5%, 2/15/2029 (b)		520,000	463,359
Unisys Corp., 144A, 10.625%, 1/15/2031 (b)		390,000	369,357
			8,560,737
Materials 10.2%
Alumina Pty. Ltd., 144A, 6.375%, 9/15/2032		1,634,000	1,698,643

Ardagh Metal Packaging Finance USA LLC, 144A, 4.0%, 9/1/2029		1,160,000	1,101,887
Ashland, Inc., 144A, 3.375%, 9/1/2031 (b)		1,000,000	917,152
ASK Chemicals Deutschland Holding GmbH, REG S, 10.0%, 11/15/2029	EUR	375,000	447,945
Axalta Coating Systems LLC, 144A, 4.75%, 6/15/2027		1,255,000	1,252,463
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		440,000	458,441
Celanese U.S. Holdings LLC, 6.85%, 11/15/2028		733,000	769,490
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032		1,019,000	1,090,031
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/2031		260,000	249,294
Consolidated Energy Finance SA, REG S, 5.0%, 10/15/2028	EUR	550,000	507,720
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		365,000	355,746
First Quantum Minerals Ltd.:
144A, 7.25%, 2/15/2034		1,052,000	1,105,229
144A, 8.0%, 3/1/2033		658,000	706,074
FMC Corp., 8.45%, 11/1/2055		310,000	248,629
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026		500,000	499,545
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		1,915,000	1,922,737
INEOS Styrolution Ludwigshafen GmbH, REG S, 2.25%, 1/16/2027	EUR	775,000	897,539
Iris Holding, Inc., 144A, 10.0%, 12/15/2028 (b)		350,000	316,277
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031		850,000	820,568
LABL, Inc., 144A, 9.5%, 11/1/2028* (d)		930,000	423,150
Mineral Resources Ltd.:
144A, 7.0%, 4/1/2031		890,000	935,351
144A, 8.0%, 11/1/2027		380,000	388,596
New Gold, Inc., 144A, 6.875%, 4/1/2032		640,000	679,952
Novelis Corp., 144A, 4.75%, 1/30/2030		1,500,000	1,453,995
Olin Corp.:
5.0%, 2/1/2030 (b)		1,285,000	1,252,948
144A, 6.625%, 4/1/2033		642,000	629,105
Olympus Water U.S. Holding Corp., 144A, 7.25%, 2/15/2033		1,992,000	1,984,248
Pro-Gest SpA, REG S, 3.25%, 12/15/2024* (d)	EUR	825,000	455,952
SunCoke Energy, Inc., 144A, 4.875%, 6/30/2029		345,000	325,327
Synthomer PLC, REG S, 7.375%, 5/2/2029	EUR	400,000	384,808
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		405,000	405,550
Trivium Packaging Finance BV, 144A, 12.25%, 1/15/2031		405,000	443,155
Tronox, Inc., 144A, 4.625%, 3/15/2029 (b)		410,000	315,139
			25,442,686
Real Estate 3.2%
Heimstaden Bostad AB, REG S, 2.625%, Perpetual	EUR	1,000,000	1,169,405
Iron Mountain, Inc.:
144A, (REIT), 4.5%, 2/15/2031		650,000	621,152
144A, (REIT), 5.25%, 7/15/2030		250,000	247,549
MPT Operating Partnership LP:
(REIT), 4.625%, 8/1/2029		295,000	252,925
144A, (REIT), 8.5%, 2/15/2032		949,000	1,016,718
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029		1,285,000	1,257,061
Rithm Capital Corp.:
144A, (REIT), 8.0%, 4/1/2029		435,000	444,412
144A, (REIT), 8.0%, 7/15/2030		771,000	788,371
Service Properties Trust, 144A, (REIT), Zero Coupon, 9/30/2028		1,430,000	1,294,531
XHR LP, 144A, (REIT), 4.875%, 6/1/2029		745,000	734,415
			7,826,539
Utilities 5.5%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034		2,680,000	2,697,390
ContourGlobal Power Holdings SA, 144A, 6.75%, 2/28/2030		1,685,000	1,737,707

EDP SA:
Series NC8, REG S, 1.875%, 3/14/2082	EUR	300,000	335,211
REG S, 5.943%, 4/23/2083	EUR	400,000	498,900
Electricite de France SA:
REG S, 3.375%, Perpetual	EUR	1,800,000	2,065,033
144A, 9.125%, Perpetual		730,000	864,051
Enel SpA, REG S, 1.875%, Perpetual	EUR	1,600,000	1,746,478
Hawaiian Electric Co., Inc., 144A, 6.0%, 10/1/2033		310,000	314,715
NRG Energy, Inc., 144A, 3.625%, 2/15/2031		450,000	420,391
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		635,000	628,887
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039		253,062	254,750
Vistra Corp., 144A, 7.0%, Perpetual		1,260,000	1,279,056
VoltaGrid LLC, 144A, 7.375%, 11/1/2030		715,000	724,160
			13,566,729
Total Corporate Bonds (Cost $218,769,300)			224,443,922

Convertible Bonds 0.6%
Utilities
XPLR Infrastructure LP, 144A, 2.5%, 6/15/2026 (b) (Cost $1,573,945)		1,595,000	1,565,173

Government & Agency Obligations 0.3%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.375%, 8/31/2028 (e) (Cost $768,885)		760,000	774,636

Loan Participations and Assignments 2.8%
Senior Loans (f)
Asurion LLC, Second Lien Term Loan B4, 1/20/2029 (g)		250,000	250,313
Connect Finco SARL, Term Loan B, 1 mo. USD Term SOFR + 4.5%, 8.172%, 9/27/2029		743,109	742,180
CP Atlas Buyer, Inc., Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.922%, 7/8/2030		259,350	255,645
EW Scripps Co., Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.54%, 6/30/2028		126,328	127,960
Garda World Security Corp., Term Loan B, 3 mo. USD Term SOFR + 3.0%, 6.667%, 2/1/2029		718,580	718,580
Lumen Technologies, Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.136%, 4/16/2029		3,270,704	3,267,646
Men's Wearhouse, Inc., Term Loan B, 1/22/2031 (g)		260,000	260,217
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.422%, 8/1/2030		1,257,719	1,262,442
Total Loan Participations and Assignments (Cost $6,828,931)			6,884,983

	Shares	Value ($)

Exchange-Traded Funds 3.2%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	65,651	2,495,394
iShares Core S&P 500 ETF	1,800	1,251,054
State Street SPDR Portfolio High Yield Bond ETF	182,069	4,336,884
Total Exchange-Traded Funds (Cost $8,008,167)		8,083,332

Common Stocks 0.5%
Industrials 0.1%
Quad Graphics, Inc.	388	2,375
Luxco Co., Ltd. * (h)	17,472	332,402
		334,777

Real Estate 0.3%
Crown Castle, Inc. (REIT)	1,400	121,534
Equity Residential (REIT)	2,000	124,640
Lamar Advertising Co. "A" (REIT)	1,000	128,310
Mid-America Apartment Communities, Inc. (REIT)	900	120,870
Simon Property Group, Inc. (REIT)	700	133,917
		629,271
Utilities 0.1%
Eversource Energy	1,800	124,434
Pinnacle West Capital Corp.	1,400	130,984
		255,418
Total Common Stocks (Cost $1,179,339)		1,219,466

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $239,283)	1,219	11,475

Securities Lending Collateral 5.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (i) (j) (Cost $13,135,328)	13,135,328	13,135,328

Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 3.67% (i) (Cost $3,465,882)	3,465,882	3,465,882

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $253,969,060)	104.3	259,584,197
Other Assets and Liabilities, Net	(4.3)	(10,789,364)
Net Assets	100.0	248,794,833
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2026	Value ($) at 1/31/2026
Securities Lending Collateral 5.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.56% (i) (j)
9,506,410	3,628,918 (k)	—	—	—	16,666	—	13,135,328	13,135,328
Cash Equivalents 1.4%
DWS Central Cash Management Government Fund, 3.67% (i)
3,620,985	36,392,743	36,547,846	—	—	37,146	—	3,465,882	3,465,882
13,127,395	40,021,661	36,547,846	—	—	53,812	—	16,601,210	16,601,210

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2026 amounted to $12,562,158, which is 5.0% of net assets.

(c)	When-issued security.
(d)	Defaulted security or security for which income has been deemed uncollectible.

(e)	At January 31, 2026, this security has been pledged, in whole or in part, as collateral for open forward commitments.
(f)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(g)	All or a portion of the security represents unsettled loan commitments at January 31, 2026 where the rate will be determined at the time of settlement.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At January 31, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	1,934,542	USD	2,667,464	2/27/2026	20,406	State Street Bank and Trust
EUR	23,100,307	USD	27,709,576	2/27/2026	293,810	State Street Bank and Trust
Total unrealized appreciation					314,216
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$224,443,922	$—	$224,443,922
Convertible Bonds	—	1,565,173	—	1,565,173
Government & Agency Obligations	—	774,636	—	774,636
Loan Participations and Assignments	—	6,884,983	—	6,884,983
Exchange-Traded Funds	8,083,332	—	—	8,083,332
Common Stocks
Industrials	2,375	—	332,402	334,777
Real Estate	629,271	—	—	629,271
Utilities	255,418	—	—	255,418
Warrants	—	—	11,475	11,475
Short-Term Investments (a)	16,601,210	—	—	16,601,210
Derivatives (b)
Forward Foreign Currency Contracts	—	314,216	—	314,216
Total	$25,571,606	$233,982,930	$343,877	$259,898,413

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DGHIF-PH1